Consolidated Statements of Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Earnings (Loss)	Noncontrolling Interest
Balance at Dec. 31, 2010	$ 3,615,401	$ 262,909	$ 3,849,682	$ 883,710	$ (1,566,289)	$ 171,867	$ 13,522
Balance (in shares) at Dec. 31, 2010		525,817,549			(89,707,087)
Net earnings	538,803			536,810			1,993
Other comprehensive (loss) earnings, net of tax	(259,706)					(259,706)
Common stock share repurchase	(349,998)				(349,998)
Common stock share repurchase (in shares)	(14,800,000)				(14,773,006)
Warrant amendment and exchange	(149,947)		(149,947)
Stock options exercised, net of shares tendered for payment	67,738	2,249	65,489
Stock options exercised, net of shares tendered for payment (in shares)		4,497,904
Stock compensation expense	42,576		42,576
Issuance of restricted stock, net of shares withheld	(6,123)		(20,973)		14,850
Issuance of restricted stock, net of shares withheld (in shares)					843,077
Tax benefit of stock option plans	11,153		11,153
Purchase of subsidiary shares from noncontrolling interest	(4,992)		(2,607)				(2,385)
Other	(123)		0				(123)
Balance at Dec. 31, 2011	3,504,782	265,158	3,795,373	1,420,520	(1,901,437)	(87,839)	13,007
Balance (in shares) at Dec. 31, 2011		530,315,453			(103,637,016)
Net earnings	642,934			640,850			2,084
Other comprehensive (loss) earnings, net of tax	1,341					1,341
Common stock share repurchase	(999,893)				(999,893)
Common stock share repurchase (in shares)	(41,400,000)				(41,398,647)
Stock options exercised, net of shares tendered for payment	143,883	4,674	139,209
Stock options exercised, net of shares tendered for payment (in shares)		9,348,933
Stock compensation expense	42,579		42,579
Issuance of restricted stock, net of shares withheld	(5,040)		(15,638)		10,598
Issuance of restricted stock, net of shares withheld (in shares)					576,454
Tax benefit of stock option plans	25,232		25,232
Purchase of subsidiary shares from noncontrolling interest	(34)		(9)				(25)
Other	44						44
Balance at Dec. 31, 2012	3,355,828	269,832	3,986,746	2,061,370	(2,890,732)	(86,498)	15,110
Balance (in shares) at Dec. 31, 2012		539,664,386			(144,459,209)
Net earnings	626,532			623,711			2,821
Other comprehensive (loss) earnings, net of tax	(153,633)					(153,633)
Common stock share repurchase	(999,999)				(999,999)
Common stock share repurchase (in shares)	(28,500,000)				(28,485,459)
Stock options exercised, net of shares tendered for payment	76,172	2,157	74,015
Stock options exercised, net of shares tendered for payment (in shares)		4,313,644
Stock compensation expense	46,971		46,971
Issuance of restricted stock, net of shares withheld	(7,665)		(19,596)		11,931
Issuance of restricted stock, net of shares withheld (in shares)					570,769
Tax benefit of stock option plans	15,530		15,530
Other	171		12				159
Balance at Dec. 31, 2013	$ 2,959,907	$ 271,989	$ 4,103,678	$ 2,685,081	$ (3,878,800)	$ (240,131)	$ 18,090
Balance (in shares) at Dec. 31, 2013		543,978,030			(172,373,899)